DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recent Accounting Pronouncement (Details) - USD ($) $ in Thousands	Oct. 31, 2019	Feb. 01, 2019
Recent Accounting Pronouncements
Operating lease asset	$ 1,002	$ 1,200
Operating lease discount rate		15.00%
Operating lease liability	$ 1,086	$ 1,300